Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning of year balances	S/ 61,046	S/ 53,974
New originated or purchased assets	1,095	1,689
Assets matured or derecognized (excluding write-offs)	(3,915)	(993)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	8,958	(589)
Others	41,383	7,381
Write-offs	(13,043)
Recoveries
Foreign exchange effect	(434)	(416)
End of year balances	95,090	61,046
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	9,877	10,822
New originated or purchased assets	1,095	1,689
Assets matured or derecognized (excluding write-offs)	(851)	(877)
Transfers to Stage 1		4,198
Transfers to Stage 2	(1,053)	(183)
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year		(4,003)
Others	457	(1,739)
Write-offs
Recoveries
Foreign exchange effect	(142)	(30)
End of year balances	9,383	9,877
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	37,987	29,600
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	(2,808)	(116)
Transfers to Stage 1		(4,198)
Transfers to Stage 2	1,053	183
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	8,958	3,414
Others	40,926	9,120
Write-offs
Recoveries
Foreign exchange effect	(409)	(16)
End of year balances	85,707	37,987
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances	13,182	13,552
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	(256)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year
Others
Write-offs	(13,043)
Recoveries
Foreign exchange effect	117	(370)
End of year balances		13,182
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	20,912,184	16,716,517
New originated or purchased assets	4,916,977	5,810,766
Assets matured or derecognized (excluding write-offs)	(5,269,135)	(2,256,421)
Change in fair value	(247,289)	726,161
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	65,068	(84,839)
End of year balances, Financial assets	20,377,805	20,912,184
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	20,160,308	15,770,778
New originated or purchased assets	4,916,977	5,810,766
Assets matured or derecognized (excluding write-offs)	(5,166,123)	(2,175,611)
Change in fair value	(218,924)	783,826
Transfers to Stage 1		161,781
Transfers to Stage 2	(425,221)	(109,392)
Transfers to Stage 3
Write offs
Foreign exchange effect	64,738	(81,840)
End of year balances, Financial assets	19,331,755	20,160,308
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	750,179	945,321
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	(101,294)	(80,810)
Change in fair value	(28,365)	(58,954)
Transfers to Stage 1		(161,781)
Transfers to Stage 2	425,221	109,392
Transfers to Stage 3
Write offs
Foreign exchange effect	309	(2,989)
End of year balances, Financial assets	1,046,050	750,179
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	1,697	418
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	(1,718)
Change in fair value		1,289
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	21	(10)
End of year balances, Financial assets		S/ 1,697